Other Assets - Additional Information (Details) - Feb. 01, 2016 - Waste Management $ in Millions, $ in Millions	USD ($)	CAD ($)
Other Assets [Line Items]
Total consideration received	$ 575	$ 800
Unsecured promissory note	$ 18	$ 25
Yielding interest rate of unsecured promissory note	3.00%	3.00%
Term of interest rate	4 years	4 years